Discontinued Operations and Assets and Liabilities Held For Sale - Summary of Astora Restructuring Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other wind down costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 22,000,000	$ 25,100,000
Astora Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 0	60,850,000
Astora Restructuring | Employee separation, retention and other benefit-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		20,476,000
Astora Restructuring | Asset impairment charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		21,328,000
Astora Restructuring | Contract termination-related items
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		8,074,000
Astora Restructuring | Other wind down costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		$ 10,972,000